LEASE LIABILITIES - Rollforward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASE LIABILITIES
Balance at beginning of year	$ 203.2	$ 170.5
Lease obligations financing right-of-use assets	51.8	77.4
Repayments	(44.0)	(44.6)	$ (41.9)
Other	(0.9)	(0.1)
Balance at end of year	210.1	203.2	$ 170.5
Less current portion	(39.2)	(37.2)
Lease liabilities	$ 170.9	$ 166.0